LEASES AND COMMITMENTS	12 Months Ended
Dec. 31, 2011
LEASES AND COMMITMENTS
LEASES AND COMMITMENTS

20.                              LEASES AND COMMITMENTS

The Group follows the authoritative pronouncement issued by FASB regarding accounting for leases, in determining the criteria for capital leases.  Leases that do not meet such criteria are classified as operating leases and related rentals are charged to expenses in the year incurred.

The Group leases its facilities, office and residential building under non-cancelable operating lease agreements.  Rental expenses under operating leases for the years ended December 31, 2009, 2010 and 2011 were $4,287, $4,913 and $6,336, respectively.

The Group’s assets under capital leases as of December 31, 2010 were as follows:

Furniture, fixtures and electronic equipment	$424
Less: Accumulated amortization	(122)
$302

The balance of capital leases payable as of December 31, 2010 of $141 was fully paid in 2011.

Capital leases were classified as “property, plant and equipment” on the balance sheet.  Capital lease amortization expense was $54, $63 and $105 for the years ended December 31, 2009, 2010 and 2011, respectively.

The following is a summary by years of future minimum lease payments for operating leases that have initial or remaining non-cancelable terms in excess of one year as of December 31, 2011:

Years ended December 31,

2012	$4,862
2013	3,221
2014	1,581
2015	1,013
2016	983
Thereafter	698

Total minimum lease payments	$12,358